MORGAN STANLEY TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS [|] JULY 31, 2002


DEAR SHAREHOLDER:

The 12-month period ended July 31, 2002, was a challenging one for the equity markets. When the period began, the economy was slowing dramatically. Slow growth turned to negative growth during the third quarter of 2001. Partly as a result of the September 11 terrorist attacks, the nation's gross domestic product fell 1.3 percent between July and September last year.

With the economy in decline, investors wondered how companies would sustain their earnings growth going forward. Stocks plunged for a time, though they bounced back impressively as value seekers searched for attractive opportunities. Unfortunately, the market rebound was short-lived. Disappointing first-quarter 2002 earnings reports sent markets sharply lower, as did a steady stream of accounting scandals - beginning with Enron and concluding with WorldCom during the last week of the reporting period. By then, stock valuations were barely higher than in the weeks after September 11.

What made the market decline especially unusual was that it took place amid a strong economic recovery. By the end of last year, the Federal Reserve Board lowered the federal funds rate to 1.75 percent - a 40-year low - to attempt to spur economic growth. Businesses generally remained reluctant to spend, but consumers did not. Even when the economy was at its slowest, consumer spending remained surprisingly robust. Thanks largely to this strength, the economy grew by 6.1 percent, its fastest pace in more than two years during the first quarter of 2002. However, economic growth declined in the second quarter, falling to a 1.1 percent annual growth rate.


PERFORMANCE

For the 12-month period ended July 31, 2002, Morgan Stanley Total Return Trust's Class B shares returned -24.20 percent compared to -23.61 percent for the Standard & Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares returned -23.64 percent, -23.91 percent and -23.47 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the performance of the Fund to that of the S&P 500.


According to TCW Investment Management Company (TCW), the Fund's sub-advisor, the Fund was invested in a blend of value stocks and reasonably priced growth stocks. The investment discipline consists of seeking attractively priced companies we believe will generate long-term, rising returns on capital and income. Although TCW purchased what it believed to be attractively priced shares of industrial companies in late September and early October, and sold shares of technology companies at valuation levels significantly higher than current prices, the Fund was unable to escape the impact of the sharp declines in both the S&P 500 and the Nasdaq composite index.

MORGAN STANLEY TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS [|] JULY 31, 2002 continued


TCW reduced the Fund's technology exposure by selling shares of such semiconductor-capital-equipment providers as Teradyne, Applied Materials and Novellus because of valuation concerns. These stocks now trade at significantly lower levels. According to TCW, the Fund's technology holdings remain composed of high-quality companies that TCW believes will generate rising returns on capital. New additions include Agilent Technologies and Motorola. TCW believes that both companies have an internal ability to increase their return on capital by improving their operating efficiencies. As such, TCW believes that they are not dependent entirely on a cyclical industry recovery. In addition, in TCW's view, both companies have share prices that represent lower expectations than the companies that were sold. TCW finds the combination of internal catalysts and attractive valuations compelling.

TCW also modified the Fund's portfolio by adding stocks in the consumer discretionary sector, including Staples and The Gap. TCW believes that both companies currently have low expectations, rising returns on capital and free cash flow, as well as stable balance sheets and reduced capital spending budgets. Further, in TCW's view, both companies are refining their strategy back toward merchandise that helped them create successful retail businesses in the 1990s. TCW believes that this combination of improved capital discipline and refocused merchandising will help both companies increase their return on capital and cash flow.


LOOKING AHEAD

We believe the current spate of disclosure disasters will likely lead to a purge that could ultimately be healthy for the markets. In our view, once the constant stream of negative news dissipates, investors will be able to regain confidence in the integrity and competency of company managements. Further, it appears the economy is starting to progress again, and while recoveries do not occur in a straight line, we believe that this economic recovery will, at some point, take hold.

On April 25, 2002, the Board of Trustees of the Fund determined to terminate the sub-advisory agreement between Morgan Stanley Investment Advisors Inc., the Investment Manager, and TCW. Therefore, effective on or about October 1, 2002, TCW will cease to serve as the sub-advisor of the Fund and the Investment Manager will assume direct responsibility for investment of the Fund's portfolio. In managing the Fund, the Investment Manager expects to pursue substantially the same investment strategies as those described in the Fund's prospectus. The Investment Manager's Global Asset Allocation Team will manage the Fund. Current members of the team include Mark Bavoso, Managing Director, Robert Rossetti, Vice President, and Ian Cameron, Research Analyst.

MORGAN STANLEY TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS [|] JULY 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley Total Return Trust and look forward to continuing to serve your investment needs.


Very truly yours,






/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin
----------------------------------         ------------------------------
Charles A. Fiumefreddo                     Mitchell M. Merin
Chairman of the Board                      President


ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY TOTAL RETURN TRUST
FUND PERFORMANCE [|] JULY 31, 2002


[GRAPHIC OMITTED]

GROWTH OF 10,000 - CLASS B
($ In Thousands)

                         Fund      S&P 500(4)
                         ----      ----------

November 30, 1994       10.000       10.000
                        10.070       10.411
                        11.016       11.464
July 31, 1995           11.904       12.804
                        12.340       13.122
                        13.051       14.437
                        13.528       14.928
July 31, 1996           12.883       14.692
                        14.280       16.283
                        16.335       18.238
                        15.900       18.679
July 31, 1997           19.539       22.349
                        18.927       21.510
                        19.819       23.147
                        22.304       26.350
July 31, 1998           21.151       26.662
                        21.036       26.240
                        23.869       30.885
                        26.269       32.098
July 31, 1999           26.870       32.048
                        27.230       32.978
                        29.790       33.838
                        32.487       35.348
July 31, 2000           33.051       34.922
                        32.981       34.981
                        29.392       33.530
                        25.418       30.760
July 31, 2001           24.165       29.915
                        20.896       26.270
                        22.998       28.118
                        22.177       26.881
July 31, 2002           18.318       22.852

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


           Average Annual Total Returns - Period Ended July 31, 2002
--------------------------------------------------------------------------------

                            Class A Shares*
-------------------------------------------------------------------
1 Year                          (23.64)%(1)          (27.65)%(2)
5 Years                         (0.62)%(1)            (1.68)%(2)
Since Inception (7/28/97)        0.02 %(1)            (1.05)%(2)



                            Class B Shares**
-------------------------------------------------------------------
1 Year                          (24.20)%(1)          (27.99)%(2)
5 Years                          (1.28)%(1)           (1.61)%(2)
Since Inception (11/30/94)        8.22 %(1)            8.22 %(2)



                            Class C Shares+
-------------------------------------------------------------------
1 Year                          (23.91)%(1)          (24.67)%(2)
5 Years                         (1.22)%(1)            (1.22)%(2)
Since Inception (7/28/97)       (0.59)%(1)            (0.59)%(2)



                            Class D Shares++
-------------------------------------------------------------------
1 Year                          (23.47)%(1)
5 Years                          (0.39)%(1)
Since Inception (7/28/97)         0.24 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)   Closing value assuming a complete redemption on July 31, 2002.

(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

 *    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++    Class D has no sales charge.

MORGAN STANLEY TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS [|] JULY 31, 2002


NUMBER OF
  SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Common Stocks (94.2%)
                       Aerospace & Defense (2.8%)
237,300                Boeing Co. .......................   $   9,852,696
                                                            -------------
                       Aluminum (3.7%)
480,000                Alcoa, Inc. ......................      12,984,000
                                                            -------------
                       Apparel/Footwear Retail (3.2%)
930,000                Gap, Inc. (The) ..................      11,299,500
                                                            -------------
                       Chemicals: Specialty (2.5%)
197,800                Air Products & Chemicals, Inc.           8,752,650
                                                            -------------
                       Computer Communications (2.3%)
623,700                Cisco Systems, Inc.* .............       8,226,603
                                                            -------------
                       Computer Processing Hardware (0.9%)
 46,100                International Business
                         Machines Corp. .................       3,245,440
                                                            -------------
                       Contract Drilling (9.4%)
567,200                Global SantaFe Corp. .............      12,784,688
188,490                Nabors Industries, Ltd.
                         (Barbados)* ....................       5,752,715
579,300                Transocean Inc. ..................      14,772,150
                                                            -------------
                                                               33,309,553
                                                            -------------
                       Discount Stores (2.9%)
206,900                Wal-Mart Stores, Inc. ............      10,175,342
                                                            -------------
                       Electrical Products (2.0%)
139,400                Emerson Electric Co. .............       7,102,430
                                                            -------------
                       Electronic Equipment/
                       Instruments (1.4%)
265,585                Agilent Technologies, Inc.* ......       5,014,245
                                                            -------------
                       Electronics/Appliance Stores (0.4%)
 43,200                Best Buy Co., Inc.* ..............       1,421,280
                                                            -------------
                       Financial Conglomerates (0.8%)
 83,700                American Express Co. .............       2,951,262
                                                            -------------
                       Home Improvement Chains (1.0%)
112,500                Home Depot, Inc. (The) ...........       3,474,000
                                                            -------------


NUMBER OF
  SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Industrial Conglomerates (10.0%)
174,900                ITT Industries, Inc. .............   $  11,172,612
318,240                Textron, Inc. ....................      12,538,656
170,060                United Technologies Corp. ........      11,819,170
                                                            -------------
                                                               35,530,438
                                                            -------------
                       Insurance Brokers/Services (2.3%)
169,600                Marsh & McLennan
                         Companies, Inc. ................       8,123,840
                                                            -------------
                       Integrated Oil (6.6%)
128,200                ChevronTexaco Corp. ..............       9,615,000
381,000                Exxon Mobil Corp. ................      14,005,560
                                                            -------------
                                                               23,620,560
                                                            -------------
                       Internet Software/Services (0.5%)
210,800                Siebel Systems, Inc.* ............       1,981,520
                                                            -------------
                       Investment Banks/Brokers (2.5%)
120,700                Goldman Sachs Group, Inc.
                         (The) ..........................       8,829,205
                                                            -------------
                       Major Banks (2.1%)
111,800                Bank of America Corp. ............       7,434,700
                                                            -------------
                       Major Telecommunications (2.0%)
134,600                BellSouth Corp. ..................       3,614,010
 41,900                SBC Communications, Inc. .........       1,158,954
 66,500                Verizon Communications Inc. ......       2,194,500
                                                            -------------
                                                                6,967,464
                                                            -------------
                       Multi-Line Insurance (1.3%)
 69,880                American International Group,
                         Inc. ............................       4,466,730
                                                            -------------
                       Oilfield Services/ Equipment (0.7%)
 83,260                BJ Services Co.* .................       2,655,161
                                                            -------------
                       Packaged Software (2.2%)
162,700                Microsoft Corp.* .................       7,806,346
                                                            -------------
                       Pharmaceuticals: Major (4.1%)
 32,700                Lilly (Eli) & Co. ................       1,910,334
 78,800                Merck & Co., Inc. ................       3,908,480

                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS [|] JULY 31, 2002 continued


NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
 59,425      Pfizer, Inc. .......................   $  1,922,399
152,575      Pharmacia Corp. ....................      6,826,205
                                                    ------------
                                                      14,567,418
                                                    ------------
             Railroads (15.8%)
307,875      Burlington Northern Santa Fe
               Corp. ............................      9,057,683
462,100      CSX Corp. ..........................     15,974,797
321,800      Norfolk Southern Corp. .............      6,516,450
422,400      Union Pacific Corp. ................     24,782,208
                                                    ------------
                                                      56,331,138
                                                    ------------
             Restaurants (1.7%)
242,000      McDonald's Corp. ...................      5,989,500
                                                    ------------
             Semiconductors (6.0%)
719,900      Intel Corp. ........................     13,526,921
532,400      Power Integrations, Inc.* ..........      7,932,760
                                                    ------------
                                                      21,459,681
                                                    ------------
             Specialty Stores (1.4%)
299,315      Staples, Inc.* .....................      4,995,567
                                                    ------------
             Telecommunication Equipment (0.9%)
280,700      Motorola, Inc. .....................      3,256,120
                                                    ------------
             Tobacco (0.8%)
 64,600      Philip Morris Companies, Inc. ......      2,974,830
                                                    ------------
             Total Common Stocks
               (Cost $365,021,116) ..............    334,799,219
                                                    ------------



NUMBER OF
  SHARES                                         VALUE
----------------------------------------------------------------
              Short-Term Investment (5.0%)
              Repurchase Agreement
$  17,804     The Bank of New York
              1.562% due 08/01/02
              (dated 07/31/02;
              proceeds $17,805,233) (a)
              (Cost $17,804,460) ..........      $ 17,804,460
                                                 ------------

Total Investments
(Cost $382,825,576) (b) .........    99.2%        352,603,679
Other Assets in Excess of
Liabilities .....................     0.8           2,894,790
                                    -----        ------------
Net Assets ......................   100.0%       $355,498,469
                                    =====        ============

------------------
 *    Non-income producing security.

(a) Collateralized by $16,165,951 U.S.Treasury Bond 6.25% due 05/15/30 valued at $18,160,659.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,719,457 and the aggregate gross unrealized depreciation is $48,941,354, resulting in net unrealized depreciation of $30,221,897.


                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
July 31, 2002


ASSETS:
Investments in securities, at value
 (cost $382,825,576) ..............................................    $ 352,603,679
Cash ..............................................................        1,275,730
Receivable for:
  Investments sold ................................................        2,263,749
  Dividends .......................................................          289,165
  Shares of beneficial interest sold ..............................          177,559
Prepaid expenses and other assets .................................           66,761
                                                                       -------------
  TOTAL ASSETS ....................................................      356,676,643
                                                                       -------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed ..........................          432,732
  Distribution fee ................................................          308,081
  Investment management fee .......................................          255,747
Accrued expenses and other payables ...............................          181,614
                                                                       -------------
  TOTAL LIABILITIES ...............................................        1,178,174
                                                                       -------------
  NET ASSETS ......................................................    $ 355,498,469
                                                                       =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $ 644,021,103
Net unrealized depreciation .......................................      (30,221,897)
Accumulated net realized loss .....................................     (258,300,737)
                                                                       -------------
  NET ASSETS ......................................................    $ 355,498,469
                                                                       =============
CLASS A SHARES:
Net Assets ........................................................      $14,002,980
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,062,202
  NET ASSET VALUE PER SHARE .......................................           $13.18
                                                                              ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) .................           $13.91
                                                                              ======
CLASS B SHARES:
Net Assets ........................................................     $302,386,574
Shares Outstanding (unlimited authorized, $.01 par value) .........       23,766,568
  NET ASSET VALUE PER SHARE .......................................           $12.72
                                                                              ======
CLASS C SHARES:
Net Assets ........................................................      $15,090,517
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,188,289
  NET ASSET VALUE PER SHARE .......................................           $12.70
                                                                              ======
CLASS D SHARES:
Net Assets ........................................................      $24,018,398
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,800,135
  NET ASSET VALUE PER SHARE .......................................           $13.34
                                                                              ======



                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
FINANCIAL STATEMENTS continued


STATEMENT OF OPERATIONS
For the year ended July 31, 2002


NET INVESTMENT LOSS:
INCOME
Dividends .....................................    $   5,437,128
Interest ......................................          145,836
                                                   -------------
  TOTAL INCOME ................................        5,582,964
                                                   -------------
EXPENSES
Distribution fee (Class A shares) .............           43,419
Distribution fee (Class B shares) .............        4,445,082
Distribution fee (Class C shares) .............          210,930
Investment management fee .....................        3,853,736
Transfer agent fees and expenses ..............          937,324
Shareholder reports and notices ...............           87,000
Registration fees .............................           68,877
Professional fees .............................           55,324
Custodian fees ................................           30,995
Trustees' fees and expenses ...................           13,085
Other .........................................           12,874
                                                   -------------
  TOTAL EXPENSES ..............................        9,758,646
                                                   -------------
  NET INVESTMENT LOSS .........................       (4,175,682)
                                                   -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .............................      (69,423,496)
Net change in unrealized appreciation .........      (61,434,497)
                                                   -------------
  NET LOSS ....................................     (130,857,993)
                                                   -------------
NET DECREASE ..................................    $(135,033,675)
                                                   =============



                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS


                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED               ENDED
                                                                                JULY 31, 2002       JULY 31, 2001
                                                                              -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .......................................................    $  (4,175,682)      $  (8,109,952)
Net realized loss .........................................................      (69,423,496)       (187,920,794)
Net change in unrealized appreciation .....................................      (61,434,497)        (68,305,200)
                                                                               -------------       -------------
  NET DECREASE ............................................................     (135,033,675)       (264,335,946)
                                                                               -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ............................................................                -            (415,577)
Class B shares ............................................................                -         (14,183,648)
Class C shares ............................................................                -            (615,964)
Class D shares ............................................................                -            (760,038)
                                                                               -------------       -------------
  TOTAL DISTRIBUTIONS .....................................................                -         (15,975,227)
                                                                               -------------       -------------
Net increase (decrease) from transactions in shares of beneficial interest      (163,142,043)        319,685,368
                                                                               -------------       -------------
  NET INCREASE (DECREASE) .................................................     (298,175,718)         39,374,195
NET ASSETS:
Beginning of period .......................................................      653,674,187         614,299,992
                                                                               -------------       -------------
END OF PERIOD .............................................................    $ 355,498,469       $ 653,674,187
                                                                               =============       =============

                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS [|] JULY 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") and/or TCW Investment Management Company (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS [|] JULY 31, 2002 continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisors, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

MORGAN STANLEY TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS [|] JULY 31, 2002 continued


On April 25, 2002, the Board of Trustees of the Fund determined to terminate the Sub-Advisory Agreement. Therefore, effective on or about October 1, 2002, the Investment Manager will assume direct responsibility for investment of the Fund's portfolio.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $13,759,213 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $1,150,390 and $5,836, respectively and received approximately $87,058 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS [|] JULY 31, 2002 continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002 aggregated $271,450,888 and $451,667,754, respectively.

For the year ended July 31, 2002, the Fund incurred brokerage commissions of $62,977 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:





                                                   FOR THE YEAR                       FOR THE YEAR
                                                       ENDED                              ENDED
                                                   JULY 31, 2002                      JULY 31, 2001
                                        ----------------------------------- ---------------------------------
                                             SHARES            AMOUNT             SHARES           AMOUNT
                                        ---------------- ------------------  ---------------- ----------------
CLASS A SHARES
Sold ..................................        669,517     $   9,877,802         1,322,669      $  28,382,027
Reinvestment of distributions .........              -                 -            19,851            397,611
Redeemed ..............................       (886,298)      (12,949,648)         (742,463)       (15,135,943)
                                              --------     -------------         ---------      -------------
Net increase (decrease) - Class A .....       (216,781)       (3,071,846)          600,057         13,643,695
                                              --------     -------------         ---------      -------------
CLASS B SHARES
Sold ..................................      2,420,600        37,569,246        20,209,163        447,200,700
Reinvestment of distributions .........              -                 -           664,190         13,004,831
Redeemed ..............................    (12,590,804)     (188,545,364)      (10,497,918)      (194,129,762)
                                           -----------     -------------       -----------      -------------
Net increase (decrease) - Class B .....    (10,170,204)     (150,976,118)       10,375,435        266,075,769
                                           -----------     -------------       -----------      -------------
CLASS C SHARES
Sold ..................................        177,862         2,772,489         1,194,094         26,002,030
Reinvestment of distributions .........              -                 -            30,271            592,095
Redeemed ..............................       (534,475)       (7,997,233)         (619,698)       (11,872,517)
                                           -----------     -------------       -----------      -------------
Net increase (decrease) - Class C .....       (356,613)       (5,224,744)          604,667         14,721,608
                                           -----------     -------------       -----------      -------------
CLASS D SHARES
Sold ..................................        787,039        12,616,773         1,818,162         38,839,383
Reinvestment of distributions .........              -                 -            31,446            635,204
Redeemed ..............................     (1,058,904)      (16,486,108)         (792,312)       (14,230,291)
                                           -----------     -------------       -----------      -------------
Net increase (decrease) - Class D .....       (271,865)       (3,869,335)        1,057,296         25,244,296
                                           -----------     -------------       -----------      -------------
Net increase (decrease) in Fund .......    (11,015,463)    $(163,142,043)       12,637,455      $ 319,685,368
                                           ===========     =============        ==========      =============

MORGAN STANLEY TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS [|] JULY 31, 2002 continued


6. FEDERAL INCOME TAX STATUS

At July 31, 2002, the Fund had a net capital loss carryover of approximately $217,095,000 of which $10,381,000 will be available through July 31, 2009 and $206,714,000 will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $33,091,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,208,630, net realized loss was credited $32,948 and net investment loss was credited $4,175,682.

MORGAN STANLEY TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                FOR THE YEAR ENDED JULY 31,
                                                    --------------------------------------------------------------------------------
                                                         2002             2001              2000               1999            1998
                                                    -------------- ----------------  ------------------ ------------------ ---------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............    $17.26           $23.88             $20.36            $16.78        $ 16.59
                                                       ------           ------             ------            ------        -------
Income (loss) from investment operations:
 Net investment loss[+/+] .........................     (0.02)           (0.07)             (0.01)              --          ( 0.01)
 Net realized and unrealized gain (loss) ..........     (4.06)           (6.16)              4.72              4.47           1.34
                                                       ------           ------             ------            ------        -------
Total income (loss) from investment operations ....     (4.08)           (6.23)              4.71              4.47           1.33
                                                       ------           ------             ------            ------        -------
Less distributions from net realized gain .........      --              (0.39)             (1.19)            (0.89)        ( 1.14)
                                                       ------           ------             ------            ------        -------
Net asset value, end of period ....................    $13.18           $17.26             $23.88            $20.36        $ 16.78
                                                       ======           ======             ======            ======        =======
TOTAL RETURN+ .....................................    (23.64)%         (26.31)%            23.77%            27.78%          8.94%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................      1.22%(1)        1.12%(1)            1.18%(1)          1.30%(1)       1.31%
Net investment loss ...............................     (0.14)%(1)       (0.34)%(1)         (0.06)%(1)        (0.10)%(1)     (0.07)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........   $14,003          $22,074            $16,211            $4,079         $1,254
Portfolio turnover rate ...........................        54%             107%                71%               79%            93%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS continued



                                                                                  FOR THE YEAR ENDED JULY 31,
                                                    --------------------------------------------------------------------------------
                                                         2002           2001                2000             1999             1998
                                                    ---------------- --------------------------------   --------------    ----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............    $ 16.78          $ 23.41            $20.10           $16.68          $16.59
                                                       -------          -------            ------           ------          ------
Income (loss) from investment operations:
 Net investment loss[+/+] .........................      (0.14)           (0.22)            (0.14)           (0.12)          (0.08)
 Net realized and unrealized gain (loss) ..........      (3.92)           (6.02)             4.64             4.43            1.31
                                                       -------          -------            ------           ------          ------
Total income (loss) from investment operations ....      (4.06)           (6.24)             4.50             4.31            1.23
                                                       -------          -------            ------           ------          ------
Less distributions from net realized gain .........         -             (0.39)            (1.19)           (0.89)          (1.14)
                                                       -------          -------            ------           ------          ------
Net asset value, end of period ....................    $ 12.72          $ 16.78            $23.41           $20.10          $16.68
                                                       =======          =======            ======           ======          ======
TOTAL RETURN+ .....................................     (24.20)%         (26.89)%           23.01%           27.04%           8.25%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................       1.98%(1)         1.91%(1)          1.75%(1)         1.90%(1)        1.90%
Net investment loss ...............................      (0.90)%(1)       (1.13)%(1)        (0.63)%(1)       (0.70)%(1)      (0.50)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........   $302,387         $569,589          $551,685         $194,763        $152,358
Portfolio turnover rate ...........................         54%             107%               71%              79%             93%


------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS continued



                                                                                FOR THE YEAR ENDED JULY 31,
                                                         ---------------------------------------------------------------------------
                                                               2002          2001         2000               1999            1998
                                                         -------------- -------------- -----------      ------------    ------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $16.77         $23.40        $20.12           $16.66          $16.59
                                                            ------         ------        ------           ------          ------
Income (loss) from investment operations:
 Net investment loss[+/+] ..............................     (0.14)         (0.22)        (0.20)           (0.09)          (0.12)
 Net realized and unrealized gain (loss) ...............     (3.93)         (6.02)         4.67             4.44            1.33
                                                            ------         ------        ------           ------          ------
Total income (loss) from investment operations .........     (4.07)         (6.24)         4.47             4.35            1.21
                                                            ------         ------        ------           ------          ------
Less distributions from net realized gain ..............       --           (0.39)        (1.19)           (0.89)          (1.14)
                                                            ------         ------        ------           ------          ------
Net asset value, end of period .........................    $12.70         $16.77        $23.40           $20.12          $16.66
                                                            ======         ======        ======           ======          ======
TOTAL RETURN+ ..........................................    (23.91)%       (26.87)%       22.78%           27.33%           8.12%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................      1.98%(1)       1.91 %(1)     1.93%(1)         1.72%(1)        2.06%
Net investment loss ....................................     (0.90)%(1)     (1.13)%(1)    (0.81)%(1)       (0.52)%(1)      (0.70)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $15,091        $25,906       $21,997           $1,609            $700
Portfolio turnover rate ................................        54%           107%           71%              79%             93%


------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS continued



                                                                                FOR THE YEAR ENDED JULY 31,
                                                     ---------------------------------------------------------------------------
                                                          2002             2001          2000             1999           1998
                                                     ------------- -----------------------------     ------------   ------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............     $17.43           $24.05        $20.46         $16.83         $16.59
                                                         ------           ------        ------         ------         ------
Income (loss) from investment operations:
 Net investment income (loss)[+/+] .................       0.02            (0.03)         0.03           0.02           0.06
 Net realized and unrealized gain (loss) ...........      (4.11)           (6.20)         4.75           4.50           1.32
                                                         ------           ------        ------         ------         ------
Total income (loss) from investment operations .....      (4.09)           (6.23)         4.78           4.52           1.38
                                                         ------           ------        ------         ------         ------
Less distributions from net realized gain ..........        --             (0.39)        (1.19)         (0.89)         (1.14)
                                                         ------           ------        ------         ------         ------
Net asset value, end of period .....................     $13.34           $17.43        $24.05         $20.46         $16.83
                                                         ======           ======        ======         ======         ======
TOTAL RETURN+ ......................................     (23.47)%         (26.12)%       24.00%         28.08%          9.20%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................       0.98%(1)         0.91%(1)      0.93%(1)       1.06%(1)       1.06%
Net investment income (loss) .......................       0.10%(1)        (0.13)%(1)     0.19%(1)       0.14%(1)       0.34%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $24,018          $36,105       $24,407         $1,990            $11
Portfolio turnover rate ............................         54%             107%           71%            79%            93%


------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TOTAL RETURN TRUST
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY TOTAL RETURN TRUST:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Return Trust (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Return Trust as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 12, 2002

MORGAN STANLEY TOTAL RETURN TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:



                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY TOTAL RETURN TRUST
TRUSTEE AND OFFICER INFORMATION continued

                                                          TERM OF
                                                         OFFICE AND
                                         POSITION(S)     LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH         TIME
          INDEPENDENT TRUSTEE             REGISTRANT      SERVED*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY



                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY TOTAL RETURN TRUST
TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:

                                                           TERM OF
                                                          OFFICE AND
                                     POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH              TIME
      INTERESTED TRUSTEE              REGISTRANT           SERVED*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (69)    Chairman, Director or   Trustee since
c/o Morgan Stanley Trust       Trustee and Chief       July 1991
Harborside Financial Center,   Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY



                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman, Director or Trustee and Chief           129
c/o Morgan Stanley Trust       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   and the TCW/DW Term Trusts; formerly
Plaza Two,                     Chairman, Chief Executive Officer and Director
Jersey City, NJ                of the Investment Manager, the Distributor and
                               Morgan Stanley Services, Executive Vice
                               President and Director of Morgan Stanley DW,
                               Chairman and Director of the Transfer Agent,
                               and Director and/or officer of various Morgan
                               Stanley subsidiaries (until June 1998).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY TOTAL RETURN TRUST
TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:


                                                   TERM OF
                                                  OFFICE AND
                                POSITION(S)       LENGTH OF
   NAME, AGE AND ADDRESS OF      HELD WITH          TIME
      EXECUTIVE OFFICER         REGISTRANT          SERVED*          PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS
----------------------------- ----------------- -----------------     ---------------------------------------------------
Mitchell M. Merin (48)        President         President since       President and Chief Operating Officer of
1221 Avenue of the Americas                     May 1999              Morgan Stanley Investment Management (since
New York, NY                                                          December 1998); President, Director (April
                                                                      1997) and Chief Executive Officer (since
                                                                      June 1998) of the Investment Manager and
                                                                      Morgan Stanley Services; Chairman, Chief
                                                                      Executive Officer and Director of the
                                                                      Distributor (since June 1998); Chairman
                                                                      (since June 1998) and Director (since
                                                                      January 1998) of the Transfer Agent; Director
                                                                      of various Morgan Stanley subsidiaries;
                                                                      President of the Morgan Stanley Funds and
                                                                      TCW/DW Term Trusts (since May 1999); Trustee
                                                                      of various Van Kampen investment companies (since
                                                                      December 1999); previously Chief Strategic Officer
                                                                      of the Investment Manager and Morgan Stanley
                                                                      Services and Executive Vice President of the
                                                                      Distributor (April 1997-June 1998), Vice President
                                                                      of the Morgan Stanley Funds (May 1997-April 1999),
                                                                      and Executive Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,   Vice President,       General Counsel (since May 2000) and
1221 Avenue of the Americas   Secretary and     Secretary             Managing Director (since December 2000) of
New York, NY                  General Counsel   and General           Morgan Stanley Investment Management;
                                                Counsel since         Managing Director (since December 2000), and
                                                February 1997         Secretary and General Counsel (since
                                                                      February 1997) and Director (since July
                                                                      1998) of the Investment Manager and Morgan
                                                                      Stanley Services; Assistant Secretary of
                                                                      Morgan Stanley DW; Vice President, Secretary
                                                                      and General Counsel of the Morgan Stanley
                                                                      Funds and TCW/DW Term Trusts (since February
                                                                      1997); Vice President and Secretary of the
                                                                      Distributor; previously, Senior Vice
                                                                      President, Assistant Secretary and Assistant
                                                                      Counsel of the Investment Manager and
                                                                      Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer         Treasurer since       First Vice President and Assistant Treasurer
c/o Morgan Stanley Trust                        April 1989            of the Investment Manager, the Distributor
Harborside Financial Center,                                          and Morgan Stanley Services; Treasurer of the
Plaza Two                                                             Morgan Stanely Funds.
Jersey City, NJ

Ronald E. Robinson (63)       Vice President    Since October         Managing Director, Chief Administrative Officer
1221 Avenue of the Americas                     1998                  and Director (since February 1999) of the
New York, NY                                                          Investment Manager and Morgan Stanley Services
                                                                      and Chief Executive Officer and Director of the
                                                                      Transfer Agent; previously Managing Director of
                                                                      the TCW Group Inc.


Joseph J. McAlinden (59)      Vice President   Since July 1995        Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                           the Investment Manager, Morgan Stanley Investment
New York, NY                                                          Management Inc. and Morgan Stanley Investments LP;
                                                                      Director of the Transfer Agent; Chief Investment
                                                                      Officer of the Van KampenFunds.



------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                                           [MORGAN STANLEY LOGO]
                                                               [GRAPHIC OMITTED]

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent                                           Morgan Stanley
Philip J. Purcell                                           Total Return Trust

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robinson
Vice President

Thomas F. Caloia
Treasurer                                                    Annual Report
                                                             July 31, 2002

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, California 90017

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.


Morgan Stanley Distributors Inc., member NASD.

38588RPT-7908H02-8/02

[MORGAN STANLEY LOGO]